TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information, as supplemented

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Morningstar Investment Management LLC (“Morningstar”)”:

Transamerica Asset Allocation – Conservative Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$6.82 billion	0	$0	30,367	$3.98 billion
Dan McNeela, CFA	8	$6.82 billion	0	$0	24,212	$3.27 billion
John McLaughlin, CFA*	19	$6.89 billion	0	$0	24,212	$3.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0
John McLaughlin, CFA*	0	$0	0	$0	0	$0

*	As of October 31, 2017.

Transamerica Asset Allocation – Growth Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$6.39 billion	0	$0	30,367	$3.98 billion
Dan McNeela, CFA	8	$6.39 billion	0	$0	24,212	$3.27 billion
John McLaughlin, CFA*	19	$6.46 billion	0	$0	24,212	$3.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0
John McLaughlin, CFA*	0	$0	0	$0	0	$0

*	As of October 31, 2017.

Transamerica Asset Allocation – Moderate Growth Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$5.24 billion	0	$0	30,367	$3.98 billion
Dan McNeela, CFA	8	$5.24 billion	0	$0	24,212	$3.27 billion
John McLaughlin, CFA*	19	$5.31 billion	0	$0	24,212	$3.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0
John McLaughlin, CFA*	0	$0	0	$0	0	$0

*	As of October 31, 2017.

Transamerica Asset Allocation – Moderate Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$5.95 billion	0	$0	30,367	$3.98 billion
Dan McNeela, CFA	8	$5.95 billion	0	$0	24,212	$3.27 billion
John McLaughlin, CFA*	19	$6.02 billion	0	$0	24,212	$3.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0
John McLaughlin, CFA*	0	$0	0	$0	0	$0

*	As of October 31, 2017.

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Investors Should Retain this Supplement for Future Reference

December 18, 2017